CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Net interest income
Interest income (refer to Note 10)	$ 77,982		$ 70,007		$ 301,844		$ 386,053		$ 401,201
Interest expense on debt and securities	3,283		11,413		38,152		50,557		45,280
Net interest income on debt and securities	74,699		58,594		263,692		335,496		355,921
Other revenues
Rental and escalation income	68,425		37,936		235,492		112,496		108,549
Selling commissions and dealer manager fees, related parties	14,548		16,940		62,572		42,385		12,024
Asset management and other fees, related parties	9,485		4,508		27,301		7,916		959
Other revenue	1,789		452		5,420		2,272		925
Total other revenues	94,247		59,836		330,785		165,069		122,457
Expenses
Other interest expense	26,377		15,110		85,868		49,912		61,940
Real estate properties—operating expenses	21,958		8,665		73,668		18,679		22,611
Commission expense (refer to Note 10)	13,560		15,369		57,325		38,506		10,764
Other expenses	776		1,250		4,703		6,582		8,824
Transaction costs	8,058		3,753		12,464		2,571		0
Provision for (reversal of) loan losses, net	1,886		2,336		(8,786)		23,037		52,980
Provision for loss on equity investment					0		0		4,482
General and administrative expenses
Salaries and equity-based compensation	20,863	[1]	18,330	[1]	64,726	[2]	62,313	[2]	66,183	[2]
Other general and administrative expenses	6,425		5,026		22,511		19,370		24,877
Total general and administrative expenses	27,288		23,356		87,237		81,683		91,060
Depreciation and amortization	27,049		14,705		93,470		47,499		42,806
Total expenses	126,952		84,544		405,949		268,469		295,467
Income (loss) from operations	41,994		33,886		188,528		232,096		182,911
Equity in earnings (losses) of unconsolidated ventures	31,792		8,313		85,477		88		(2,738)
Other income (loss)					38		20,258		4,162
Unrealized gain (loss) on investments and other	(129,823)		23,443		(31,916)		(508,240)		(517,117)
Realized gain (loss) on investments and other	(8,023)		4,118		44,567		60,485		81,364
Gain (loss) from deconsolidation of N-Star CDOs (refer to Note 3)	3,355		0		(299,802)		0		0
Gain from acquisition					0		0		89
Income (loss) from continuing operations	(60,705)		69,760		(13,108)		(195,313)		(251,329)
Income (loss) from discontinued operations	(384)		160		(8,356)		(128)		131
Gain on sale from discontinued operations					0		2,079		17,198
Net income (loss)	(61,089)		69,920		(21,464)		(193,362)		(234,000)
Net (income) loss attributable to non-controlling interests	134		7		402		(2,435)		(7,165)
Preferred stock dividends	(20)		(20)		(78)		(78)		(47)
Contingently redeemable non-controlling interest accretion					0		0		(5,178)
Net income (loss) attributable to NRFC Sub-REIT Corp. common stockholders	(60,975)		69,907		(21,140)		(195,875)		(246,390)
Equity-based compensation expense			$ 6,018		$ 17,000		$ 12,800		$ 11,700

[1]	The three months ended March 31, 2014 and 2013 include $9.6 million and $6.0 million, respectively, of equity-based compensation expense.
[2]	The years ended December 31, 2013, 2012 and 2011 include $17.0 million, $12.8 million and $11.7 million, respectively, of equity-based compensation expense.